Prepayments and Other Assets, Net	6 Months Ended
Jun. 30, 2026
Prepayments and Other Assets, Net [Abstract]
PREPAYMENTS AND OTHER ASSETS, NET

5. PREPAYMENTS AND OTHER ASSETS, NET

Prepayments and other assets consisted of the following:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Security deposit	2,515	2,291	338
Prepaid advertising and promotion expenses	9,091	8,821	1,300
Prepaid financial consulting expenses	13,986	13,570	2,000
Prepaid legal expenses	315	-	-
Technology transfer license fee	7,000	1,400	206
Others	26	886	130
Prepayments and other assets	32,933	26,968	3,974
Less: long-term prepayments	(7,014)	(1,935)	(285)
Less: allowance for credit losses	(252)	(225)	(33)
Prepayments and other current assets, net	25,667	24,808	3,656

An analysis of the allowance for credit losses was as follows:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Balance at beginning of the year	(183)	(252)	(37)
Reversal (provision)	(69)	27	4
Balance at the end of the year	(252)	(225)	(33)